CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Receivables [Abstract]
CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY)

NOTE 6. CONVERTIBLE NOTES RECEIVABLE

SYME Convertible Note Receivable (Related-Party)

On March 14, 2025, the Company entered into a convertible note receivable with SYME to invest up to $5,150,000 in SYME (the "SYME Convertible Note Receivable"). SYME is a fintech platform focused on Inventory Monetisation© solutions for manufacturing and trading companies. The SYME Convertible Note Receivable bears interest at 14.33% per annum, accruing daily, and any outstanding interest due at each conversion date is to be repaid in ordinary shares of SYME at a fixed conversion ratio of £0.00003 per ordinary share (the "Conversion Price"). Upon conversion, the Company is expected to hold a controlling interest in SYME. Following approval by SYME stockholders, the Financial Conduct Authority, and The Panel on Takeovers and Mergers, the Company may convert amounts outstanding under the SYME Convertible Note Receivable into ordinary shares of SYME at the Conversion Price, with the U.S. dollar-denominated balance first converted into pounds sterling at a fixed exchange rate of 0.7469 prior to application of the Conversion Price, with conversion shares accompanied by a warrant to acquire one additional ordinary share of SYME for every two ordinary shares of SYME issued on any conversion, with an exercise price of £0.000039, as well as the ability to exercise on a cashless basis. The SYME Convertible Note Receivable is repayable in part or in full on demand after the earlier of an event of default or December 31, 2026, and, once the required approvals are obtained, any such repayment on demand may be required to be effected by conversion rather than cash. If the required approvals have not been obtained by June 30, 2026, SYME must within 20 days grant specified security in favor of the Company and continue pursuing the approvals. Our Executive Chairman and Co-Chief Executive Officer is the founder, current Chief Executive Officer and a director of SYME, and as a result, the proposed investment was negotiated and approved by our independent board members and our Audit Committee.

Certain conversion features of the SYME Convertible Note Receivable would typically be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, the Company elected the fair value option for the SYME Convertible Note Receivable. During March 2025, the excess of the issuance date fair value of $260,000 of the SYME Convertible Note Receivable over the proceeds paid of $150,000 was recorded to additional paid-in capital. As of March 31, 2026, the fair value of the SYME Convertible Note Receivable was $2,366,100 (including the accrued interest described below), and the principal amount of the SYME Convertible Note Receivable was $5,150,000. Additionally, accrued interest as of March 31, 2026 under the SYME Convertible Note Receivable was $415,469, which is included in prepaid expenses and other current assets on the consolidated balance sheet.

Tekne Convertible Note Receivable and Network Contract

Under the Tekne Purchase Agreement, the Company funded the Tekne Convertible Note Receivable in the amount of €13,000,000 to Tekne by depositing funds in a bank account pledged by Tekne to the Company. Tekne may use the proceeds for certain purposes set forth in the Tekne Purchase Agreement. The Tekne Convertible Note Receivable has a 4% per annum interest rate and a maturity date of January 13, 2027. Tekne may prepay the Tekne Convertible Note Receivable in whole or in part without penalty. The Company may request and obtain full repayment of the Tekne Convertible Note Receivable upon the repeated use of the funding for unapproved purposes, a change of control, or a negative outcome of the Italian government Golden Power review of the Company’s anticipated acquisition of a controlling interest in Tekne. If the required Italian regulatory approvals are obtained, the Company may elect to receive newly issued shares of Tekne equal to a 25% interest in Tekne (the “Capital Increase”) in consideration for issuing the Tekne Convertible Note Receivable. Any early repayment of the Tekne Convertible Note Receivable will not reduce the amount of the Capital Increase that the Company is entitled to make. Following the Capital Increase and including the Tekne Investment, the Company would own a 27.9% interest in Tekne and would receive governance rights in Tekne consistent with its ownership percentage in Tekne under new by-laws adopted by Tekne. As the Company accounted for the Tekne Investment at fair value, the Company elected the fair value option for the Tekne Convertible Note Receivable, with changes in fair value reflected within change in fair value of convertible notes receivable on the condensed consolidated statement of operations.

The Network Contract entered into between Tekne and Nuburu Defense has an initial term ending December 31, 2030, which will be renewed on an annual basis thereafter unless a party terminates in writing at least 30 business days prior to December 31st. The Network Contract programs currently include (i) the Americas Program, pursuant to which Tekne is granting exclusive distribution rights for Tekne’s products and solutions within the Americas to Nuburu Defense; (ii) the NATO MENA APAC Program, pursuant to which Tekne will supply its knowledge, workforce, and production and operational facilities, Nuburu Defense will provide guarantees, use its inventory purchasing hub for the purchase of receivables and bear the expenses in connection with legal, marketing, and representation activities and the establishment of regional production sites, and the parties may pursue joint ventures with local companies; and (iii) the Italy Program, which includes the joint study and proposal to Tekne’s customers of Nuburu Defense’s products, the adoption by Tekne of Nuburu Defense’s operational resilience solutions through Orbit, and the possible implementation of cooperation models similar to the ones used in the NATO MENA APAC Program for orders for Italian customers. Activities under the Network Contract are governed by a Common Body, which is composed of two representatives from each of Tekne and Nuburu Defense. The Common Body includes Mr. Zamboni and Mr. Barisoni on behalf of Nuburu Defense, and Ambrogio D’Arrezzo and another individual designated by Mr. D’Arrezzo on behalf of Tekne. Decisions require unanimous agreement of the members of the Common Body. Nuburu Defense may also provide consultancy services to Tekne in exchange for 8% of the actual amounts used by Tekne under the Tekne Convertible Note Receivable. As the Company elected the fair value option for the Tekne Convertible Note Receivable, the additional 8% yield is reflected within change in fair value of convertible notes receivable on the condensed consolidated statement of operations.

As of March 31, 2026, the principal amount outstanding under the Tekne Convertible Note Receivable was $19,430,027. Additionally, accrued interest as of March 31, 2026 under the Tekne Convertible Note Receivable was $130,189, which is included in prepaid expenses and other current assets on the consolidated balance sheet.

NOTE 6. CONVERTIBLE NOTE RECEIVABLE (RELATED PARTY)

On March 14, 2025, the Company entered into a convertible note receivable with Supply@ME Capital Plc (“SYME”) to invest up to $5,150,000 in SYME (the "Convertible Note Receivable"). SYME is a fintech platform focused on Inventory Monetisation© solutions for manufacturing and trading companies. The Convertible Note Receivable bears interest at 14.33% per annum, accruing daily, and any outstanding interest due at each conversion date is to be repaid in ordinary shares of SYME at a fixed conversion ratio of £0.00003 per ordinary share (the "Conversion Price"). Upon conversion, the Company is expected to hold a controlling interest in SYME. Following approval by SYME stockholders, the Financial Conduct Authority, and The Panel on Takeovers and Mergers, the Company may convert amounts outstanding under the Convertible Note Receivable into ordinary shares of SYME at the Conversion Price, with the U.S. dollar-denominated balance first converted into pounds sterling at a fixed exchange rate of 0.7469 prior to application of the Conversion Price, with conversion shares accompanied by a warrant to acquire one additional ordinary share of SYME for every two ordinary shares of SYME issued on any conversion, with an exercise price of £0.000039, as well as the ability to exercise on a cashless basis. The Convertible Note Receivable is repayable in part or in full on demand after the earlier of an event of default or December 31, 2026, and, once the required approvals are obtained, any such repayment on demand may be required to be effected by conversion rather than cash. If the required approvals have not been obtained by June 30, 2026, SYME must within 20 days grant specified security in favor of the Company and continue pursuing the approvals. Our Executive Chairman and Co-Chief Executive Officer is the founder, current Chief Executive Officer and a director of SYME, and as a result, the proposed investment was negotiated and approved by our independent board members and our Audit Committee.

Certain conversion features of the Convertible Note Receivable would typically be considered derivatives that would require bifurcation. In lieu of bifurcating various features in the agreement, the Company elected the fair value option for the Convertible Note Receivable. During March 2025, the excess of the issuance date fair value of $260,000 of the Convertible Note Receivable over the proceeds paid of $150,000 was recorded to additional paid-in capital. As of December 31, 2025, the fair value of the Convertible Note Receivable was $2,585,100, and the principal amount of the Convertible Note Receivable was $5,150,000. Additionally, accrued interest as of December 31, 2025 under the Convertible Note Receivable was $233,498, which is included in prepaid expenses and other current assets on the consolidated balance sheet.